UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MERCATOR INTERNATIONAL

OPPORTUNITY FUND

Institutional Class Ticker: MOPPX

Class A Ticker: MOOPX

SEMI-ANNUAL REPORT

JUNE 30, 2020

(UNAUDITED)

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.mercatormutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.mercatormutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communications
8.73%
Consumer Discretionary
15.89%
Consumer Staples
2.92%
Energy
2.02%
Financials
3.78%
Health Care
11.15%
Industrials
10.04%
Materials
3.38%
Money Market Fund
3.46%
Technology
38.63%

Sectors are categorized using Bloomberg classifications.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.43%

Biotech & Pharma - 4.37%
1,000	ALK-Abello A/S Class B (Denmark) *	$ 266,925
2,000	GW Pharmaceuticals Plc. ADR *	245,440
2,000	UCB SA (Belgium)	231,647
		744,012
Chemicals - 1.38%
5,000	Umicore SA (Belgium)	235,411

Commercial Services - 3.13%
30,000	Autogrill SpA (Italy) *	157,659
600	Eurofins Scientific SE (Luxembourg) *	376,522
		534,181
Containers & Packaging - 2.03%
85,000	DS Smith Plc. (United Kingdom) *	345,820

Electrical Equipment - 1.32%
7,000	Japan Elevator Service Holdings Co., Ltd. (Japan)	224,925

Hardware - 9.27%
50,000	Accesso Technology Group PLC (United Kingdom) *	176,647
100,000	BlackBerry Ltd. (Canada) *	489,000
5,200	Nidec Corp. (Japan)	346,502
25,000	SLM Solutions Group AG (Germany) *	182,554
100,000	Tobii AB (Sweden) *	384,491
		1,579,194
Health Care Facilities & Services - 2.61%
8,000	Amplifon SpA (Italy)	213,088
2,000	Orpea (France) *	231,198
		444,286
Machinery - 6.84%
950	Disco Corp. (Japan)	229,514
10,000	FANUC Corp. ADR	178,200
150	Interroll Holding AG (Switzerland)	302,740
300	Keyence Corp.	125,100
200	Keyence Corp. (Japan)	83,396
10,000	THK Co. Ltd. (Japan) *	246,686
		1,165,636
Media - 8.80%
16,080	Adevinta ASA Class B (Norway) *	161,752
5,000	CyberAgent, Inc. (Japan) *	244,927
24,000	Future Plc. (United Kingdom)	379,624
100	Shopify, Inc. Class A (Canada) *	94,920
3,500	Stroeer SE & Co. KGaA (Germany) *	235,523
4,000	Uuum, Inc. (Japan) *	91,600
60,000	Z Holdings Corp. (Japan)	292,246
		1,500,592

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

Medical Equipment & Devices - 4.29%
45,000	Biocartis Group NV (Belgium) *	$ 233,557
1,000	DiaSorin SpA (Italy)	191,429
5,000	Jeol Ltd. (Japan)	138,298
13,092	Lumibird (France) *	167,079
		730,363
Passenger Transportation - 1.67%
4,300	Ryanair Holdings PLC (Ireland) *	285,262

Real Estate - 1.59%
150,000	Capital & Counties Properties Plc. (United Kingdom) *	271,665

Renewable Energy - 2.04%
2,500	SolarEdge Technologies, Inc. (Israel) *	346,950

Retail-Consumer Staples - 2.95%
20,000	Ocado Group Plc. (United Kingdom) *	502,794

Retail-Discretionary - 11.22%
10,000	ASOS Plc. (United Kingdom) *	424,325
40,000	Boozt AB (Sweden) *	393,712
46,000	Dustin Group AB (Sweden) *	250,059
8,500	MonotaRO Co. Ltd. (Japan)	340,027
15,000	Rakuten, Inc. (Japan) *	131,677
10,000	Rakuten, Inc. ADR *	87,600
4,050	Zalando SE (Germany) *	285,637
		1,913,037
Semiconductors - 14.96%
4,000	Advantest Corp (Japan)	226,685
13,000	Ams AG (Austria) *	192,870
500	ASML Holding NV ADR	184,015
11,000	Infineon Technologies AG (Germany)	257,963
299,030	IQE Plc. (United Kingdom) *	189,236
4,000	Lasertec Corp. (Japan)	376,326
37,000	Nordic Semiconductor ASA (Norway) *	281,927
10,000	STMicroelectronics NV ADR	274,100
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	340,620
10,000	Vitec Software Group AB Class B (Sweden)	225,698
		2,549,440
Software - 14.76%
9,000	Basware Oyj (Finland) *	301,804
12,000	Comture Corp. (Japan)	309,914
1,300	Dassault Systemes SE (France)	224,323
19,214	Frontier Developments Plc. (United Kingdom) *	440,638
200,000	Learning Technologies Group Plc. (United Kingdom) *	305,197
7,000	Materialise NV ADR *	157,920
40,000	RaySearch Laboratories AB Class B (Sweden) *	370,981

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Shares		Value

28,000	TomTom NV (Netherlands) *	221,447
210,000	ZOO Digital Group Plc. (United Kingdom) *	183,527
		2,515,751

Specialty Finance - 2.22%
260	Adyen NV (Netherlands) *	$ 378,398

Transportation & Logistics
3,000	Grupo Aeroportuario del Sureste SAB de CV (Mexico) *	336,870

TOTAL COMMON STOCKS (Cost $14,257,646) - 97.43%		16,604,587

MONEY MARKET FUND - 3.49%
595,607	First American Government Obligations Fund Class X 0.09% **	595,607
TOTAL MONEY MARKET FUND (Cost $595,607) - 3.49%		595,607

TOTAL INVESTMENTS (Cost $14,853,253) - 100.92%		17,200,194

OTHER ASSETS LESS LIABILITIES - (0.92)%		(156,788)

NET ASSETS - 100.00%		$ 17,043,406

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

As of June 30, 2020 the breakout of the Fund's portfolio by country of issuer was as follows:

Country	% of Net Assets
Austria	1.13%
Belgium	4.11%
Canada	3.43%
Denmark	1.57%
Finland	1.77%
France	3.65%
Germany	5.64%
Ireland	1.67%
Israel	2.04%
Italy	3.30%
Japan	19.26%
Luxembourg	2.21%
Mexico	1.98%
Netherlands	3.52%
Norway	2.60%
Sweden	9.53%
Switzerland	1.78%
United Kingdom	18.89%
United States	12.84%
100.92%

* Non-income producing securities during the period.

**Variable rate security; the rate shown represents the yield at June 30, 2020.

ADR - American Depositary Receipt.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2020 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $14,853,253)	$ 17,200,194
Cash	1,000
Receivables:
Dividends and Interest	5,478
Due from Adviser	12,424
Shareholder Subscriptions	12,872
Prepaid Expenses	7,316
Total Assets	17,239,284
Liabilities:
Payable for Investments Purchased	112,148
Shareholder Redemptions	48,230
Distribution Fees	2,984
Trustee Fees	426
Accrued Expenses	32,090
Total Liabilities	195,878

Net Assets	$ 17,043,406

Net Assets Consist of:
Paid In Capital	$ 14,911,470
Distributable Earning	2,131,936
Net Assets, for 1,500,919 Shares Outstanding	$ 17,043,406

Institutional Class Shares
Net Assets	$ 14,419,359
Shares of beneficial interest outstanding	1,269,625
Net asset value per share	$ 11.36

Class A Shares
Net Assets	$ 2,624,047
Shares of beneficial interest outstanding	231,294
Net asset value per share	$ 11.35

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (a)	$ 28,016
Interest	2,237
Total Investment Income	30,253

Expenses:
Advisory fees	59,216
Audit fees	6,722
Custody	15,520
Legal fees	11,734
Transfer Agent fees	15,633
Administrative fees	24,674
Distribution fees - Class A	2,421
Servicing Account fees	9,380
Registration fees	11,309
Insurance fees	986
Other expenses	4,721
Printing and Mailing fees	1,254
Total Expenses	163,570
Less fees waived and expenses reimbursed by Adviser	(50,433)
Fees Voluntarily Waived by Administrator	(17,512)
Net Expenses	95,625

Net Investment Loss	(65,372)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(88,750)
Net Change in Unrealized Appreciation on Investments	1,165,563
Realized and Unrealized Gain on Investments	1,076,813

Net Increase in Net Assets Resulting from Operations	$ 1,011,441

 (a) Net of Foreign withholding taxes of $2,843.

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Period Ended
	6/30/2020	12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (65,372)	$ (22,309)
Net Realized Loss on Investments	(88,750)	(38,574)
Unrealized Appreciation on Investments	1,165,563	2,472,086
Net Increase in Net Assets Resulting from Operations	1,011,441	2,411,203

Capital Share Transactions
Institutional Class	1,766,947	4,963,097
Class A *	940,819	1,358,320
Net Increase in Net Assets from Capital Share Transactions	2,707,766	6,321,417

Total Increase in Net Assets	3,719,207	8,732,620

Net Assets:
Beginning of Period/Year	13,324,199	4,591,579

End of Period/Year	$17,043,406	$13,324,199

* Inception of August 30, 2019 for Class A.

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year:

	(Unaudited)
	Six Months
	Ended		Period/Year Ended
	6/30/2020		12/31/2019	12/31/2018 (c)

Net Asset Value at Beginning of Period/Year	$ 10.88		$ 7.84	$ 10.00

Gain (Loss) From Investment Operations:
Net Investment Loss *	(0.05)		(0.03)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.52		3.07	(2.12)
Total from Investment Operations	0.47		3.04	(2.16)

Net Asset Value at End of Period/Year	$ 11.36		$ 10.88	$ 7.84

Total Return **	4.41%	(b)	38.78%	(21.60)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,419		$ 11,878	$ 4,592
Ratio of Expenses to Average Net Assets
Before Reimbursement	2.28%	(a)	2.81%	5.47%	(a)
After Reimbursement	1.33%	(a)	1.19%	1.19%	(a) (+)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement	(0.90)%	(a)	(0.27)%	(0.53)%	(a)
Portfolio Turnover	32.21%	(b)	25.52%	55.89%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

+ The ratio of expense after reimbursement has been voluntarily decreased by additional 0.46%.

(a) Annualized.

(b) Not annualized.

(c) For the period April 2, 2018 (commencement of investment operation) through December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Period Ended
	6/30/2020		12/31/2019	(c)

Net Asset Value, at Beginning of Period	$ 10.88		$ 9.74

Gain (Loss) From Investment Operations:
Net Investment Loss *	(0.05)		(0.02)
Net Gain on Securities (Realized and Unrealized)	0.53		1.16
Total from Investment Operations	0.48		1.14

Net Asset Value, at End of Period	$ 11.35		$ 10.88

Total Return **	4.32%	(b)	11.70%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,624		$ 1,446
Ratio of Expenses to Average Net Assets
Before Reimbursement	2.53%	(a)	2.60%	(a)
After Reimbursement	1.52%	(a)	1.44%	(a)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement	(1.09)%	(a)	(0.64)%	(a)
Portfolio Turnover	32.21%	(b)	25.52%	(b)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period August 30, 2019 (commencement of investment operation) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020 (UNAUDITED)

1.  ORGANIZATION

The Mercator International Opportunity Fund (the “Fund”) is a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is a Delaware statutory trust and is registered as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with fifteen additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on April 2, 2018. The Board has authorized two classes of shares: Institutional Class and Class A shares. Each class is subject to different expenses. Each class differs as to distribution fees, such that Institutional Class shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The Fund’s investment objective is long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2018) or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies their major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2020, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of June 30, 2020, by major security type:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 16,604,587	$ -	$ -	$ 16,604,587
Money Market Fund	595,607	-	-	595,607
Total	$ 17,200,194	$ -	$ -	$ 17,200,194

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

During the six months ended June 30, 2020, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  As of November 24, 2018, under an expense limitation agreement, Mercator Investment Management, LLC (the “Adviser” or “Mercator”) has voluntarily agreed to waive its fees and reimburse expenses of the Fund, at least through August 31, 2020, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, or extraordinary expenses such as litigation) would not exceed 1.19% for Institutional Class Shares.

As of May 1, 2020, the Adviser contractually agreed to reduce its fees and to reimburse expenses, at least through April  30, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.40% and 1.55% of the average daily net assets attributable to the Institutional Class and Class A shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

On March 8, 2019, the Fund’s shareholders approved the advisory agreement between the Trust and Mercator, with respect to the Fund. Under the advisory agreement, the Fund pays Mercator an annual advisory fee of 0.84% for Institutional Class and Class A of the Fund’s daily average net assets. Mercator contractually agreed to waive its fees and reimburse expenses to ensure that Total Annual Operating Expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), brokerage fees and commissions, or extraordinary expenses (such as litigation) will not exceed 1.19% for Institutional Class shares and 1.44% for Class A shares. The advisory agreement will remain in effect for an initial two-year period and may be renewed by the Board annually thereafter.  For the six months ended June 30, 2020, the Adviser waived advisory fees of $50,433. As of December 31, 2019, the unreimbursed amounts paid or waived by the Advisor on behalf of the Fund is $153,438, subject to future recoupment as follows:

Recoverable Through	Amount Recoverable
December 31, 2022	$126,684
December 31, 2021	$ 26,754

As of June 30, 2020, the Adviser owed the Fund $12,424.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

ADMINISTRATOR AND COMPLIANCE SERVICES: Effective June 1, 2019, the Trust, on behalf of the Fund, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Fund’s Administrator and provides compliance services to the Fund.  CFS is paid an annual fee of 0.35% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical to assist with Fund administration and compliance services. For the six months ended June 30, 2020, CFS earned $24,674 for these services.  For the six months ended June 30, 2020, CFS voluntary waived $17,512 of fees earned.

DISTRIBUTION AGREEMENT AND PLAN: The Trust, with respect to the Fund, adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for Class A shares with Arbor Court Capital, LLC (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. For the six months ended June 30, 2020, the Fund accrued $2,421 for Class A. The Fund owes the Distributor $2,984 at June 30, 2020 for Distribution fees.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2020, were as follows:

Purchases	$ 7,371,681
Sales	$ 4,422,927

6.  CAPITAL SHARE TRANSACTIONS

At June 30, 2020, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the six months ended June 30, 2020 amounted to $14,911,470.  Transactions in capital for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:

Institutional Class	January 1, 2020 through June 30, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	453,898	$ 4,476,944	788,667	$ 7,686,484
Shares Redeemed	(275,526)	(2,709,997)	(283,242)	(2,723,387)
Net Increase	178,372	$ 1,766,947	505,425	$ 4,963,097

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Class A	January 1, 2020 through June 30, 2020		August 30, 2019 (commencement of investment operations) through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	113,937	1,088,868	133,915	$1,368,276
Shares Redeemed	(15,545)	(148,049)	(1,013)	(9,956)
Net Increase	98,392	940,819	132,902	$1,358,320

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at June 30, 2020 is $14,853,253. As of June 30, 2020, the gross unrealized appreciation on a tax basis totaled $3,859,955 and the gross unrealized depreciation totaled $1,513,014 for a net unrealized appreciation of $2,346,941.

As of December 31, 2019 the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward

$  (38,574)

Net unrealized appreciation

  1,181,378

Total

$1,142,804

As of December 31, 2019, the Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ 38,574
Total	$ 38,574

No distributions were paid for the six months ended June 30, 2020 and the year ended December 31, 2019.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of June 30, 2020, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 83% of the voting securities of the Fund and may be deemed to control the Fund.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six-month period, January 1, 2020 through June 30, 2020.

Actual Expenses

The actual line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Mercator International Opportunity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,044.12	$6.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.25	$6.67

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mercator International Opportunity Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$1,043.20	$7.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.30	$7.62

MERCATOR INTERNATIONAL OPPORTUNITY FUND

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION

JUNE 30, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

RENEWAL ADVISORY AGREEMENT

Nature, Extent and Quality of Service.  In evaluating whether to approve the Proposed Advisory Agreement, the Board considered the nature, extent and quality of services to be provided under the agreement. Although the adviser is newly registered, the Board noted that the portfolio manager serves as the portfolio manager to the Fund under the current investment adviser. The Board evaluated the compliance program developed by the adviser. The Board noted the adviser’s intention not to make any changes to the Fund’s investment objectives or strategy. The Board concluded it was comfortable that the adviser had the capabilities to oversee the operations of the Fund. Based on their review, the Trustees concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund were satisfactory.

Performance.  The Board discussed the limited performance history of the adviser. Although the adviser was recently organized, the Board expressed confidence in the adviser’s portfolio manager, Mr. Herve van Caloen. The Board noted that Mr. van Caloen served as the portfolio manager for the current adviser, and will continue to serve as the portfolio manager for the adviser. The Board noted the Fund’s performance while Mr. van Caloen’s served as portfolio manager, and that the Fund had outperformed the Fund’s Morningstar category since its inception.

Fees and Expenses.  The Trustees reviewed information regarding fees charged by advisers to a peer group of funds with investment objectives and strategies comparable to the Fund’s. The Trustees noted that the proposed advisory fee of 0.84% was less than the Fund’s current advisory fee and was slightly less was less than the peer group average. The Trustees remarked that the proposed advisory fee was lower than Morningstar Peer Group Foreign Small/Mid Blend category. The Trustees also considered that the adviser had agreed to maintain the Fund’s current expense limitation of 1.40% of Institutional Class shares’ net assets. After further discussion, the Board concluded that the proposed advisory fee of 0.84% was reasonable.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Economies of Scale.  The Trustees considered whether the adviser will realize economies of scale with respect to the management of the Fund. The Trustees agreed that meaningful economies of scale had not yet been reached due to the limited operation of the Fund. The Trustees agreed to continue to monitor Fund growth and evaluate the appropriateness of breakpoints in the advisory fee as Fund assets increase.

Profitability.  The Trustees considered the projected profits by the adviser in connection with the operation of the Fund for the first two years under the Proposed Advisory Agreement and whether the amount of profit would be a fair entrepreneurial profit for the management of the Fund. The Trustees noted that the adviser expected to receive a marginal profit both in terms of percentage of revenue and dollar amount over both years. The Board concluded that the adviser’s estimated level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the Proposed Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee is reasonable and that approval of the Proposed Advisory Agreement is in the best interests of the shareholders of the Fund.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

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Investment Adviser

Mercator Investment Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 1, 2020

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: September 1, 2020